Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Entity Central Index Key	0000088053
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000016568
Shareholder Report [Line Items]
Fund Name	DWS CROCI International Fund
Class Name	Class A
Trading Symbol	SUIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI International Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.22%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%
AssetsNet	$ 438,024,415
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 1,171,312
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	438,024,415
Number of Portfolio Holdings	88
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	1,171,312

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Preferred Stocks	1%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	24%
Health Care	20%
Materials	11%
Consumer Discretionary	11%
Industrials	11%
Communication Services	6%
Consumer Staples	5%
Information Technology	4%
Energy	4%
Utilities	3%

Geographical Diversification

Country	% of Net Assets
Japan	25%
United Kingdom	16%
France	9%
Switzerland	9%
Singapore	8%
Luxembourg	6%
Germany	4%
Spain	4%
Sweden	4%
Italy	3%
Other	11%

Ten Largest Equity Holdings

Holdings	31.3% of Net Assets
Shionogi & Co., Ltd. (Japan)	4.2%
ArcelorMittal SA (Luxembourg)	3.9%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	3.9%
Volvo AB (Sweden)	3.4%
Takeda Pharmaceutical Co., Ltd. (Japan)	3.0%
Lloyds Banking Group PLC (United Kingdom)	3.0%
BHP Group Ltd. (Australia)	2.6%
British American Tobacco PLC (United Kingdom)	2.5%
HSBC Holdings PLC (United Kingdom)	2.4%
Banco Santander SA (Spain)	2.4%

C000016571
Shareholder Report [Line Items]
Fund Name	DWS CROCI International Fund
Class Name	Class C
Trading Symbol	SUICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI International Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	1.97%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.97%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.97%
AssetsNet	$ 438,024,415
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 1,171,312
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	438,024,415
Number of Portfolio Holdings	88
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	1,171,312

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Preferred Stocks	1%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	24%
Health Care	20%
Materials	11%
Consumer Discretionary	11%
Industrials	11%
Communication Services	6%
Consumer Staples	5%
Information Technology	4%
Energy	4%
Utilities	3%

Geographical Diversification

Country	% of Net Assets
Japan	25%
United Kingdom	16%
France	9%
Switzerland	9%
Singapore	8%
Luxembourg	6%
Germany	4%
Spain	4%
Sweden	4%
Italy	3%
Other	11%

Ten Largest Equity Holdings

Holdings	31.3% of Net Assets
Shionogi & Co., Ltd. (Japan)	4.2%
ArcelorMittal SA (Luxembourg)	3.9%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	3.9%
Volvo AB (Sweden)	3.4%
Takeda Pharmaceutical Co., Ltd. (Japan)	3.0%
Lloyds Banking Group PLC (United Kingdom)	3.0%
BHP Group Ltd. (Australia)	2.6%
British American Tobacco PLC (United Kingdom)	2.5%
HSBC Holdings PLC (United Kingdom)	2.4%
Banco Santander SA (Spain)	2.4%

C000016573
Shareholder Report [Line Items]
Fund Name	DWS CROCI International Fund
Class Name	Institutional Class
Trading Symbol	SUIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI International Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.88%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
AssetsNet	$ 438,024,415
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 1,171,312
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	438,024,415
Number of Portfolio Holdings	88
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	1,171,312

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Preferred Stocks	1%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	24%
Health Care	20%
Materials	11%
Consumer Discretionary	11%
Industrials	11%
Communication Services	6%
Consumer Staples	5%
Information Technology	4%
Energy	4%
Utilities	3%

Geographical Diversification

Country	% of Net Assets
Japan	25%
United Kingdom	16%
France	9%
Switzerland	9%
Singapore	8%
Luxembourg	6%
Germany	4%
Spain	4%
Sweden	4%
Italy	3%
Other	11%

Ten Largest Equity Holdings

Holdings	31.3% of Net Assets
Shionogi & Co., Ltd. (Japan)	4.2%
ArcelorMittal SA (Luxembourg)	3.9%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	3.9%
Volvo AB (Sweden)	3.4%
Takeda Pharmaceutical Co., Ltd. (Japan)	3.0%
Lloyds Banking Group PLC (United Kingdom)	3.0%
BHP Group Ltd. (Australia)	2.6%
British American Tobacco PLC (United Kingdom)	2.5%
HSBC Holdings PLC (United Kingdom)	2.4%
Banco Santander SA (Spain)	2.4%

C000149477
Shareholder Report [Line Items]
Fund Name	DWS CROCI International Fund
Class Name	Class R6
Trading Symbol	SUIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI International Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 438,024,415
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 1,171,312
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	438,024,415
Number of Portfolio Holdings	88
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	1,171,312

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Preferred Stocks	1%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	24%
Health Care	20%
Materials	11%
Consumer Discretionary	11%
Industrials	11%
Communication Services	6%
Consumer Staples	5%
Information Technology	4%
Energy	4%
Utilities	3%

Geographical Diversification

Country	% of Net Assets
Japan	25%
United Kingdom	16%
France	9%
Switzerland	9%
Singapore	8%
Luxembourg	6%
Germany	4%
Spain	4%
Sweden	4%
Italy	3%
Other	11%

Ten Largest Equity Holdings

Holdings	31.3% of Net Assets
Shionogi & Co., Ltd. (Japan)	4.2%
ArcelorMittal SA (Luxembourg)	3.9%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	3.9%
Volvo AB (Sweden)	3.4%
Takeda Pharmaceutical Co., Ltd. (Japan)	3.0%
Lloyds Banking Group PLC (United Kingdom)	3.0%
BHP Group Ltd. (Australia)	2.6%
British American Tobacco PLC (United Kingdom)	2.5%
HSBC Holdings PLC (United Kingdom)	2.4%
Banco Santander SA (Spain)	2.4%

C000016572
Shareholder Report [Line Items]
Fund Name	DWS CROCI International Fund
Class Name	Class S
Trading Symbol	SCINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI International Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$49	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.93%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 438,024,415
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 1,171,312
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	438,024,415
Number of Portfolio Holdings	88
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	1,171,312

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Preferred Stocks	1%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	24%
Health Care	20%
Materials	11%
Consumer Discretionary	11%
Industrials	11%
Communication Services	6%
Consumer Staples	5%
Information Technology	4%
Energy	4%
Utilities	3%

Geographical Diversification

Country	% of Net Assets
Japan	25%
United Kingdom	16%
France	9%
Switzerland	9%
Singapore	8%
Luxembourg	6%
Germany	4%
Spain	4%
Sweden	4%
Italy	3%
Other	11%

Ten Largest Equity Holdings

Holdings	31.3% of Net Assets
Shionogi & Co., Ltd. (Japan)	4.2%
ArcelorMittal SA (Luxembourg)	3.9%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	3.9%
Volvo AB (Sweden)	3.4%
Takeda Pharmaceutical Co., Ltd. (Japan)	3.0%
Lloyds Banking Group PLC (United Kingdom)	3.0%
BHP Group Ltd. (Australia)	2.6%
British American Tobacco PLC (United Kingdom)	2.5%
HSBC Holdings PLC (United Kingdom)	2.4%
Banco Santander SA (Spain)	2.4%